Trade Accounts Receivable	6 Months Ended
Jul. 31, 2026
Trade Accounts Receivable
Trade Accounts Receivable

Note 5 – Trade Accounts Receivable

	July 31,	January 31,
	2026	2026
Trade accounts receivable	64,989	65,825
Less: Provision for credit losses	(1,526)	(1,054)
	63,463	64,771

Included in accounts receivable are unbilled receivables in the amount of $3.4 million as at July 31, 2026 ($2.4 million as at January 31, 2026). No single customer accounted for more than 10% of the accounts receivable balance as of July 31, 2026 and January 31, 2026.

The following table presents the changes in the provision for credit losses as follows:

Provision
for Credit
Losses
Balance at January 31, 2026	1,054
Current period provision for expected losses	2,017
Write-offs charged against the provision	(1,536)
Effect of movements in foreign exchange	(9)
Balance at July 31, 2026	1,526